The Millicom Group - A.2.2. Material Joint Ventures - Ghana (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Financial Results Of Joint Venture [Abstract]
Depreciation and amortization	$ (1,196)		$ (1,208)		$ (1,100)
Operating profit (loss)	659	[1]	446		575
Profit (loss) before taxes from continuing operations	732	[1],[2]	(271)		218
Tax (charge) credit, net	(189)	[1]	(102)		(120)
Net profit (loss) for the period	542	[1],[3]	(385)		154
Total non-current assets (excluding goodwill)	12,852	[4]	10,114
Total non-current liabilities	7,914	[4]	7,540
Carrying value of investment in joint venture	596	[4]	2,642
Cash and cash equivalents	895	[2],[4]	875	[2]	1,164	$ 528
Debt and financing – non-current	5,904	[4]	5,578
Debt and financing – current	1,840	[4]	113
Net cash from operating activities	956	[2]	821		801
Net cash from (used in) investing activities	(2,703)	[2]	(495)		(1,502)
Net cash from (used in) financing activities	1,777	[2]	(598)		1,355
Increase (decrease) in cash and cash equivalents	20	[2]	(289)		645
Ghana
Financial Results Of Joint Venture [Abstract]
Revenue			132		142
Depreciation and amortization			(42)		(69)
Operating profit (loss)			(30)		(72)
Financial income (expenses), net (i)			(41)		(77)
Profit (loss) before taxes from continuing operations			(85)		(123)
Tax (charge) credit, net			0		0
Net profit (loss) for the period			(85)		(123)
Results for the year	(38)		0		(40)
Total non-current assets (excluding goodwill)			204		168
Total non-current liabilities			289		245
Total current assets			41		42
Current liabilities			218		187
Total net assets			$ (263)		$ (223)
Group's share in %			50.00%		50.00%
Group's share in USD millions			$ (132)		$ (111)
Goodwill and consolidation adjustments			89		90
Unrecognised losses			(42)		(22)
Carrying value of investment in joint venture			0		0
Cash and cash equivalents			1		5
Debt and financing – non-current			289		245
Debt and financing – current			40		27
Net cash from operating activities			(8)		(5)
Net cash from (used in) investing activities			0		0
Net cash from (used in) financing activities			4		(6)
Increase (decrease) in cash and cash equivalents			(4)		(11)
Honduras joint ventures
Financial Results Of Joint Venture [Abstract]
Revenue	589		552		594
Depreciation and amortization	(124)		(132)		(132)
Operating profit (loss)	99		77		102
Financial income (expenses), net (i)	(34)		(24)		(37)
Profit (loss) before taxes from continuing operations	62		58		60
Tax (charge) credit, net	(22)		(19)		(21)
Net profit (loss) for the period	40		39		39
Results for the year	27		27		27
Dividends and advances paid to Millicom	0		24		28
Total non-current assets (excluding goodwill)	473		461		516
Total non-current liabilities	362		533		469
Total current assets	176		300		312
Current liabilities	305		236		183
Total net assets	$ (18)		$ (8)		$ 176
Group's share in %	66.70%		66.70%		66.70%
Group's share in USD millions	$ (12)		$ (5)		$ 117
Goodwill and consolidation adjustments	608		615		591
Carrying value of investment in joint venture	596		610		708
Cash and cash equivalents	39		60		40
Debt and financing – non-current	267		390		384
Debt and financing – current	73		10		39
Net cash from operating activities	166		151		169
Net cash from (used in) investing activities	(89)		(145)		(77)
Net cash from (used in) financing activities	(98)		14		(77)
Increase (decrease) in cash and cash equivalents	$ (21)		$ 20		$ 15

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[4]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.